NORTHERN LIGHTS FUND TRUST

November 30, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	GMG Defensive Beta Fund
Changing Parameters Fund
Astor Active Income ETF Fund
Astor Long/Short ETF Fund
Astor Macro Alternative Fund
Astor S.T.A.R ETF Fund

Post-Effective Amendment Nos. 784, 785, and 786 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of GMG Defensive Beta Fund, Changing Parameters Fund, Astor Active Income ETF Fund, Astor Long/Short ETF Fund, Astor Macro Alternative Fund, and Astor S.T.A.R ETF Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
GMG Defensive Beta Fund	784	0001580642-15-005361	November 24, 2015
Changing Parameters Fund	785	0001580642-15-005377	November 24, 2015
Astor Active Income ETF Fund	786	0001580642-15-005443	November 27, 2015

Astor Long/Short ETF Fund	786	0001580642-15-005443	November 27, 2015
Astor Macro Alternative Fund	786	0001580642-15 005443	November 27, 2015
Astor S.T.A.R ETF Fund	786	0001580642-15-005443	November 27, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James Ash

James Ash

Secretary